Investment in associate	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
Investment in associate

9	Investment in associate

The Company holds a 30% interest in UEPC, a medical school located in the Federal District that offers higher education and post-graduate courses, both in person and long-distance learning. The Company’s interest in UEPC is accounted for using the equity method. The tables below summarize the financial information of the Company’s investment in UEPC:

	2025	2024

Current assets	27,686	38,122
Non-current assets	118,550	116,846
Current liabilities	(44,726)	(30,049)
Non-current liabilities	(90,394)	(87,388)
Equity	11,116	37,531
Company’s share in equity - 30%	3,335	11,259
Goodwill	43,183	43,183
Carrying amount of the investment	46,518	54,442

	2025	2024	2023

Revenue	167,525	156,984	148,042
Cost of services	(79,116)	(72,898)	(71,282)
Selling, general and administrative expenses	(32,587)	(30,755)	(27,646)
Allowance for expected credit losses	445	(1,587)	(1,029)
Other income	660	212	179
Other expenses	(5,111)	(5,326)	(8,709)
Net finance result	(3,298)	(4,946)	(6,123)
Income before income taxes	48,518	41,684	33,432
Income taxes expenses	(2,132)	(2,560)	(1,782)
Net income	46,386	39,124	31,650
Company’s share of profit, net of tax	13,916	11,737	9,495

The movements during the years ended December 31, 2025, 2024 and 2023 are shown below:

	2025	2024	2023

Opening balance	54,442	51,834	53,907
Share of profit, net of tax	13,916	11,737	9,495
Dividends received	(15,553)	(7,501)	(9,900)
Dividends receivable - Other assets	(6,287)	(1,628)	(1,668)
Closing balance	46,518	54,442	51,834

The Company tests the recoverability of the carrying amount of the Company’s investment in UEPC at least annually. As of December 31, 2025 and 2024, no impairment had to be recognized.